Recapitalization and Common Control Transactions (Details Narrative) (10-K) - Successor [Member] - USD ($)	Sep. 01, 2019	Oct. 24, 2018	Sep. 21, 2018	Dec. 31, 2019
Bill of Sale Agreement USBA and EBS [Member]
Number of restricted shares issued during period		16,400,000
Bill of Sale Agreement SWMT LLC and FIS LLC [Member]
Number of restricted shares issued during period	14,839,011
Ethos Media Network, Inc [Member]
Equity ownership percentage				84.50%
Ethos Media Network, Inc [Member] | Preferred Stock [Member]
Number of shares owned, during period			50,000,000
Ethos Media Network, Inc [Member] | Common Stock [Member]
Number of shares owned, during period			46,489,000
Ethos Media Network, Inc [Member] | Controlling Seller of Ethos [Member]
Amount of consideration paid			$ 287,500